Statement of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Product	$ 99	$ 3,267	$ 5,988	$ 2,253
Service	363	70	411	12
Grant				894
Total revenue	462	3,337	6,399	3,159
Cost of revenue:
Product	545	5,105	8,176	8,173
Service	1,065	255	975	14
Total cost of revenue	1,610	5,360	9,151	8,187
Gross margin	(1,148)	(2,023)	(2,752)	(5,028)
Operating expenses:
Research and development	4,506	5,160	9,404	8,780
Selling and marketing	2,191	2,579	4,681	3,781
General and administrative	11,497	5,912	14,742	9,508
Total operating expenses	18,194	13,651	28,827	22,069
Loss from operations	(19,342)	(15,674)	(31,579)	(27,097)
Interest income	1		1	4
Interest expense	(1,323)	(980)	(2,243)	(97)
Other income (expense), net	35	43	21	(32)
Loss before provision for income taxes	(20,629)	(16,611)	(33,800)	(27,222)
Provision for income taxes	0	0	0	0
Net loss	(20,629)	(16,611)	(33,800)	(27,222)
Cumulative dividends on convertible preferred stock			0	(2,898)
Deemed capital contribution on conversion of Series C convertible preferred stock into common stock			0	8,783
Deemed dividend on convertible preferred stock extinguishment			0	(6,863)
Deemed capital contribution on repurchase of Series A convertible preferred stock		9	9	0
Net loss attributable to common stockholders	$ (20,629)	$ (16,602)	$ (33,791)	$ (28,200)
Net loss per share attributable to common stockholders, basic and diluted	$ (22.52)	$ (18.85)	$ (37.87)	$ (34.59)
Weighted-average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	916,017	880,708	892,315	815,340